Schedule I Financial Statements of Cleco Holdings (Parent Company Only) - Condensed Statements of Cash Flows (FY) (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020		Mar. 31, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Operating activities
Net cash provided by operating activities	$ 60,206		$ 108,129		$ 430,119		$ 317,761		$ 265,428
Investing activities
Return on equity investment in investee					1,100		0		500
Other investing	285		299		574		397		(630)
Net cash (used in) provided by investing activities	(65,413)		(892,661)		(1,115,423)		(288,160)		(203,554)
Financing activities
Draws on credit facilities	238,000		108,000		108,000		0		179,000
Payments on credit facilities	0		(108,000)		(108,000)		0		(179,000)
Issuances of long-term debt					700,000		50,000		125,000
Repayments of long-term debt					(390,571)		(19,193)		(17,896)
Payment of financing costs	0		(3,785)		(5,959)		(791)		(463)
Contribution from member	0		384,900
Distributions to member					0		(71,350)		(84,065)
Net cash provided by (used in) financing activities	226,796		770,599		687,813		(41,717)		20,757
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents					2,509		(12,116)		82,631
Cash, cash equivalents, restricted cash, and restricted cash equivalents at beginning of period	142,595	[1],[2]	140,086	[2]	140,086	[2]	152,202		69,571
Cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period	364,184	[3]	126,153		142,595	[1],[2]	140,086	[2]	152,202
Supplementary cash flow information
Interest paid, net of amount capitalized	9,077		5,752		130,988		124,154		118,009
Cleco Holdings
Operating activities
Net cash provided by operating activities					189,644		97,614		124,817
Investing activities
Return on equity investment in investee					1,625		2,775		7,502
Contribution to subsidiary					(962,170)		(1,250)		0
Other investing					0		442		(630)
Net cash (used in) provided by investing activities					(960,545)		1,967		6,872
Financing activities
Draws on credit facilities					75,000		0		73,000
Payments on credit facilities					(75,000)		0		(73,000)
Issuances of long-term debt					700,000		0		0
Repayments of long-term debt					(370,000)		0		0
Payment of financing costs					(5,929)		(25)		(269)
Contribution from member					384,900		0		0
Distributions to member					0		(71,350)		(84,065)
Net cash provided by (used in) financing activities					708,971		(71,375)		(84,334)
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents					(61,930)		28,206		47,355
Cash, cash equivalents, restricted cash, and restricted cash equivalents at beginning of period	$ 15,008		$ 76,938		76,938		48,732		1,377
Cash, cash equivalents, restricted cash, and restricted cash equivalents at end of period					15,008		76,938		48,732
Supplementary cash flow information
Interest paid, net of amount capitalized					56,768		53,798		52,026
Income taxes (refunded) paid, net					(19)		2		(6)
Supplementary non-cash investing and financing activities
Non-cash contribution to subsidiary, net of tax					$ 0		$ 3,865		$ 0

[1]	Includes cash and cash equivalents of $110,175, current restricted cash and cash equivalents of $11,241, and non-current restricted cash and cash equivalents of $18,670.
[2]	Includes cash and cash equivalents of $116,292, current restricted cash and cash equivalents of $11,100, and non-current restricted cash and cash equivalents of $15,203.
[3]	Includes cash and cash equivalents of $350,231, current restricted cash and cash equivalents of $4,054, and non-current restricted cash and cash equivalents of $9,899.